Statutory Reserves (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statutory Reserves [Line Items]
Statutory general reserve	0.00%	0.01%	0.00%
Percentage of reserve capital	50.00%
Statutory reserve			¥ 6,647,109
PRC [Member]
Statutory Reserves [Line Items]
Statutory general reserve	10.00%